UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-05848

                           The Gabelli Value Fund Inc.
               (Exact name of registrant as specified in charter)

                              One Corporate Center
                            Rye, New York 10580-1422
               (Address of principal executive offices) (Zip code)

                                 Bruce N. Alpert
                               Gabelli Funds, LLC
                              One Corporate Center
                            Rye, New York 10580-1422
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: 1-800-422-3554

                      Date of fiscal year end: December 31

                  Date of reporting period: September 30, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.



                          THE GABELLI VALUE FUND INC.

                              THIRD QUARTER REPORT
                               SEPTEMBER 30, 2008

TO OUR SHAREHOLDERS,

     During the third quarter of 2008, the net asset value ("NAV") per share of The Gabelli Value Fund (the "Fund") declined 11.72%, while the Standard & Poor's ("S&P") 500 Index was down 8.36% and the Dow Jones Industrial Average decreased 3.72%.

     Enclosed is the portfolio of investments as of September 30, 2008.

COMPARATIVE RESULTS

              AVERAGE ANNUAL RETURNS THROUGH SEPTEMBER 30, 2008 (a)

                                                                                                   Since
                                       Year to                                                   Inception
                            Quarter     Date      1 Year     3 Year    5 Year  10 Year  15 Year  (9/29/89)
                            -------    -------    ------     ------    ------  -------  -------  ---------
GABELLI VALUE FUND
   CLASS A ..............   (11.72)%   (24.55)%   (28.89)%   (2.02)%   4.38%    6.29%    9.29%    10.38%
                            (16.79)(b) (28.89)(b) (32.98)(b) (3.93)(b) 3.15(b)  5.66(b)  8.86(b)  10.03(b)
S&P 500 Index ...........    (8.36)    (19.27)    (21.96)     0.22     5.17     3.06     8.39      8.84
Dow Jones Industrial
   Average ..............    (3.72)    (16.52)    (19.85)     3.31     5.62     5.48    10.07     10.22
Nasdaq Composite Index ..    (8.77)    (21.13)    (22.57)    (0.94)    3.20     2.13     6.96      8.14
Class B .................   (11.93)    (25.03)    (29.46)    (2.78)    3.59     5.60     8.82     10.00
                            (16.33)(c) (28.78)(c) (32.99)(c) (3.76)(c) 3.24(c)  5.60     8.82     10.00
Class C .................   (11.91)    (25.00)    (29.38)    (2.75)    3.60     5.63     8.84     10.02
                            (12.79)(d) (25.75)(d) (30.09)(d) (2.75)    3.60     5.63     8.84     10.02
Class I .................   (11.70)    (24.43)    (28.78)    (1.96)    4.41     6.31     9.30     10.39

IN THE CURRENT PROSPECTUS, THE EXPENSE RATIOS FOR CLASS A, B, C, AND I SHARES ARE 1.39%, 2.14%, 2.14%, AND 1.14%, RESPECTIVELY. CLASS I SHARES HAVE NO SALES CHARGE. THE MAXIMUM SALES CHARGE FOR CLASS A, B, AND C SHARES IS 5.75%, 5.00%, AND 1.00%, RESPECTIVELY.

(a) RETURNS REPRESENT PAST PERFORMANCE AND DO NOT GUARANTEE FUTURE RESULTS. TOTAL RETURNS AND AVERAGE ANNUAL RETURNS REFLECT CHANGES IN SHARE PRICE AND REINVESTMENT OF DISTRIBUTIONS AND ARE NET OF EXPENSES. INVESTMENT RETURNS AND THE PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE. WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA PRESENTED. VISIT www.gabelli.com FOR PERFORMANCE INFORMATION AS OF THE MOST RECENT MONTH END. INVESTORS SHOULD CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE FUND BEFORE INVESTING. THE PROSPECTUS CONTAINS MORE INFORMATION ABOUT THIS AND OTHER MATTERS AND SHOULD BE READ CAREFULLY BEFORE INVESTING.

     THE CLASS A SHARE NAVS PER SHARE ARE USED TO CALCULATE PERFORMANCE FOR THE PERIODS PRIOR TO THE ISSUANCE OF CLASS B SHARES AND CLASS C SHARES ON MARCH 15, 2000 AND THE CLASS I SHARES ON JANUARY 11, 2008. THE ACTUAL PERFORMANCE OF THE CLASS B SHARES AND CLASS C SHARES WOULD HAVE BEEN LOWER DUE TO THE ADDITIONAL EXPENSES ASSOCIATED WITH THESE CLASSES OF SHARES. THE ACTUAL PERFORMANCE OF THE CLASS I SHARES WOULD HAVE BEEN HIGHER DUE TO LOWER EXPENSES RELATED TO THIS CLASS OF SHARES. THE S&P 500 INDEX IS AN UNMANAGED INDICATOR OF STOCK MARKET PERFORMANCE. THE DOW JONES INDUSTRIAL AVERAGE IS AN UNMANAGED INDEX OF 30 LARGE INDUSTRIAL STOCKS AND THE NASDAQ COMPOSITE INDEX IS UNMANAGED INDICATORS OF STOCK MARKET PERFORMANCE. DIVIDENDS ARE CONSIDERED REINVESTED. YOU CANNOT INVEST DIRECTLY IN AN INDEX.

(b)  THE MAXIMUM SALES CHARGE ON CLASS A SHARES IS 5.75%.

(c) PERFORMANCE RESULTS INCLUDE THE DEFERRED SALES CHARGES FOR THE CLASS B SHARES UPON REDEMPTION AT THE END OF THE QUARTER, YEAR TO DATE, ONE YEAR, THREE YEAR, AND FIVE YEAR PERIODS OF 5%, 5%, 5%, 3%, AND 2%, RESPECTIVELY, OF THE FUND'S NAV PER SHARE AT THE TIME OF PURCHASE OR SALE, WHICHEVER IS LOWER. CLASS B SHARES ARE NOT AVAILABLE FOR NEW PURCHASES.

(d) PERFORMANCE RESULTS INCLUDE THE DEFERRED SALES CHARGES FOR THE CLASS C SHARES UPON REDEMPTION AT THE END OF THE QUARTER, YEAR TO DATE, AND ONE YEAR PERIODS OF 1% OF THE FUND'S NAV PER SHARE AT THE TIME OF PURCHASE OR SALE, WHICHEVER IS LOWER.

We have separated the portfolio manager's commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager's commentary is unrestricted. The financial statements and investment portfolio are mailed separately from the commentary. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com/funds.

THE GABELLI VALUE FUND INC.
SCHEDULE OF INVESTMENTS -- SEPTEMBER 30, 2008 (UNAUDITED)

                                                                        MARKET
   SHARES                                                                VALUE
------------                                                        ---------------
               COMMON STOCKS -- 100.0%
               AEROSPACE -- 1.1%
       1,000   Lockheed Martin Corp. ............................   $       109,670
   1,000,000   Rolls-Royce Group plc+ ...........................         5,982,435
                                                                    ---------------
                                                                          6,092,105
                                                                    ---------------
               AGRICULTURE -- 0.3%
      65,000   Archer-Daniels-Midland Co. .......................         1,424,150
         500   The Mosaic Co. ...................................            34,010
                                                                    ---------------
                                                                          1,458,160
                                                                    ---------------
               AUTOMOTIVE -- 0.1%
      10,000   Navistar International Corp.+ ....................           541,800
                                                                    ---------------
               AUTOMOTIVE: PARTS AND ACCESSORIES -- 1.9%
       2,000   BERU AG ..........................................           211,169
      38,000   China Yuchai International Ltd. ..................           288,420
     250,000   Genuine Parts Co. ................................        10,052,500
      16,000   Proliance International Inc.+ ....................            12,000
                                                                    ---------------
                                                                         10,564,089
                                                                    ---------------
               AVIATION: PARTS AND SERVICES -- 0.9%
      43,000   Curtiss-Wright Corp. .............................         1,954,350
     340,000   GenCorp Inc.+ ....................................         2,291,600
     280,000   The Fairchild Corp., Cl. A+ ......................           728,000
                                                                    ---------------
                                                                          4,973,950
                                                                    ---------------
               BROADCASTING -- 3.2%
   1,012,000   CBS Corp., Cl. A .................................        14,805,560
     120,000   Gray Television Inc. .............................           206,400
     182,000   Liberty Media Corp. - Capital, Cl. A+ ............         2,435,160
                                                                    ---------------
                                                                         17,447,120
                                                                    ---------------
               BUSINESS SERVICES -- 1.0%
      19,000   Akamai Technologies Inc.+ ........................           331,360
      25,250   Ascent Media Corp., Cl. A+ .......................           616,352
     124,000   Intermec Inc.+ ...................................         2,435,360
      35,700   Nashua Corp.+ ....................................           286,671
      32,500   The Brink's Co. ..................................         1,983,150
                                                                    ---------------
                                                                          5,652,893
                                                                    ---------------
               CABLE AND SATELLITE -- 13.9%
     130,000   Adelphia Communications Corp., Cl. A+ (a) ........                 0
     130,000   Adelphia Communications Corp., Cl. A,
                  Escrow+ (a) ...................................                 0
     130,000   Adelphia Recovery Trust+ .........................               260
   1,613,000   Cablevision Systems Corp., Cl. A .................        40,583,080
      44,000   Comcast Corp., Cl. A, Special ....................           867,680
     150,000   DISH Network Corp., Cl. A+ .......................         3,150,000
      30,000   EchoStar Corp., Cl. A+ ...........................           723,000
     240,000   Liberty Global Inc., Cl. A+ ......................         7,272,000
     374,000   Rogers Communications Inc., Cl. B ................        12,431,760
     150,000   Scripps Networks Interactive Inc., Cl. A .........         5,446,500
     260,000   The DIRECTV Group Inc.+ ..........................         6,804,200
                                                                    ---------------
                                                                         77,278,480
                                                                    ---------------

                                                                        MARKET
   SHARES                                                                VALUE
------------                                                        ---------------
               COMMUNICATIONS EQUIPMENT -- 1.3%
      65,000   Alcatel-Lucent, ADR+ .............................   $       249,600
     407,000   Corning Inc. .....................................         6,365,480
      30,000   Motorola Inc. ....................................           214,200
      50,000   Nortel Networks Corp.+ ...........................           112,000
                                                                    ---------------
                                                                          6,941,280
                                                                    ---------------
               COMPUTER SOFTWARE AND SERVICES -- 0.5%
       8,000   Alibaba.com Ltd.+ ................................             7,233
      60,000   Metavante Technologies Inc.+ .....................         1,155,600
      80,000   Yahoo! Inc.+ .....................................         1,384,000
                                                                    ---------------
                                                                          2,546,833
                                                                    ---------------
               CONSUMER PRODUCTS -- 4.9%
      74,000   Energizer Holdings Inc.+ .........................         5,960,700
         500   Givaudan SA ......................................           413,850
     123,000   Hartmarx Corp.+ ..................................           230,010
       2,500   National Presto Industries Inc. ..................           186,250
     126,000   Pactiv Corp.+ ....................................         3,128,580
   1,000,000   Swedish Match AB .................................        17,331,523
       3,000   Wolverine World Wide Inc. ........................            79,380
                                                                    ---------------
                                                                         27,330,293
                                                                    ---------------
               CONSUMER SERVICES -- 1.5%
      39,500   IAC/InterActiveCorp.+ ............................           683,350
     300,000   Liberty Media Corp. - Interactive, Cl. A+ ........         3,873,000
     180,000   Rollins Inc. .....................................         3,416,400
      28,000   TiVo Inc.+ .......................................           204,960
                                                                    ---------------
                                                                          8,177,710
                                                                    ---------------
               DIVERSIFIED INDUSTRIAL -- 5.7%
      43,000   Ampco-Pittsburgh Corp. ...........................         1,113,700
      23,000   Cooper Industries Ltd., Cl. A ....................           918,850
     182,000   Crane Co. ........................................         5,407,220
     105,677   Griffon Corp.+ ...................................           953,205
     317,000   Honeywell International Inc. .....................        13,171,350
     116,000   ITT Corp. ........................................         6,450,760
     205,000   Katy Industries Inc.+ ............................           297,250
       1,000   Pentair Inc. .....................................            34,570
      92,000   Tyco International Ltd. ..........................         3,221,840
                                                                    ---------------
                                                                         31,568,745
                                                                    ---------------
               ELECTRONICS -- 2.9%
     200,000   LSI Corp.+ .......................................         1,072,000
     217,000   Texas Instruments Inc. ...........................         4,665,500
       4,000   Thermo Fisher Scientific Inc.+ ...................           220,000
     215,000   Thomas & Betts Corp.+ ............................         8,400,050
      70,000   Tyco Electronics Ltd. ............................         1,936,200
                                                                    ---------------
                                                                         16,293,750
                                                                    ---------------

               See accompanying notes to schedule of investments.

THE GABELLI VALUE FUND INC.
SCHEDULE OF INVESTMENTS (CONTINUED) -- SEPTEMBER 30, 2008 (UNAUDITED)

                                                                       MARKET
   SHARES                                                               VALUE
------------                                                        ------------
               COMMON STOCKS (CONTINUED)
               ENERGY AND UTILITIES -- 2.9%
       5,000   Allegheny Energy Inc. ............................   $    183,850
      12,000   Chevron Corp. ....................................        989,760
     149,500   ConocoPhillips ...................................     10,950,875
       5,420   Mirant Corp.+ ....................................         99,132
     200,000   Mirant Corp., Escrow+ (a) ........................              0
     100,000   Northeast Utilities ..............................      2,565,000
      10,000   Puget Energy Inc. ................................        267,000
      40,000   Southwest Gas Corp. ..............................      1,210,400
                                                                    ------------
                                                                      16,266,017
                                                                    ------------
               ENTERTAINMENT -- 15.3%
       8,570   Chestnut Hill Ventures+ (a) ......................        241,245
     202,000   Discovery Communications Inc., Cl. A+ ............      2,878,500
     202,000   Discovery Communications Inc., Cl. C+ ............      2,860,320
      60,000   Dover Motorsports Inc. ...........................        327,000
     302,000   Grupo Televisa SA, ADR ...........................      6,604,740
     738,000   Liberty Media Corp. - Entertainment, Cl. A+ ......     18,427,860
     106,000   Macrovision Solutions Corp.+ .....................      1,630,280
   1,224,000   Time Warner Inc. .................................     16,046,640
      80,000   Triple Crown Media Inc.+ .........................          1,360
   1,002,000   Viacom Inc., Cl. A+ ..............................     24,909,720
     352,000   Vivendi ..........................................     10,911,886
                                                                    ------------
                                                                      84,839,551
                                                                    ------------
               ENVIRONMENTAL SERVICES -- 3.2%
     357,000   Republic Services Inc. ...........................     10,702,860
     215,000   Waste Management Inc. ............................      6,770,350
                                                                    ------------
                                                                      17,473,210
                                                                    ------------
               EQUIPMENT AND SUPPLIES -- 4.1%
     184,500   CIRCOR International Inc. ........................      8,012,835
      89,000   Flowserve Corp. ..................................      7,900,530
     100,000   Gerber Scientific Inc.+ ..........................        914,000
     100,000   GrafTech International Ltd.+ .....................      1,511,000
     150,000   Watts Water Technologies Inc., Cl. A .............      4,102,500
                                                                    ------------
                                                                      22,440,865
                                                                    ------------
               FINANCIAL SERVICES -- 5.6%
     499,000   American Express Co. .............................     17,679,570
      31,500   Ameriprise Financial Inc. ........................      1,203,300
     120,000   Citigroup Inc. ...................................      2,461,200
      27,000   Deutsche Bank AG .................................      1,965,330
      30,000   H&R Block Inc. ...................................        682,500
      19,000   Interactive Brokers Group Inc., Cl. A+ ...........        421,230
      10,438   JPMorgan Chase & Co. .............................        487,455
      55,000   Legg Mason Inc. ..................................      2,093,300
      10,000   Merrill Lynch & Co., Inc. ........................        253,000
      70,000   SLM Corp.+ .......................................        863,800
       3,000   The Bank of New York Mellon Corp. ................         97,740
     110,000   The Phoenix Companies Inc. .......................      1,016,400
          22   Tree.com Inc.+ ...................................            106
      55,000   Wells Fargo & Co. ................................      2,064,150
                                                                    ------------
                                                                      31,289,081
                                                                    ------------

                                                                       MARKET
   SHARES                                                               VALUE
------------                                                        ------------
               FOOD AND BEVERAGE -- 6.8%
      11,000   Cadbury plc, ADR .................................   $    450,340
       8,000   Corn Products International Inc. .................        258,240
      40,000   Davide Campari-Milano SpA ........................        321,259
      40,000   Del Monte Foods Co. ..............................        312,000
     200,000   Diageo plc, ADR ..................................     13,772,000
      59,000   Dr. Pepper Snapple Group Inc.+ ...................      1,562,320
      20,000   Flowers Foods Inc. ...............................        587,200
     194,000   Fomento Economico Mexicano SAB de CV, ADR ........      7,399,160
       8,000   General Mills Inc. ...............................        549,760
      35,000   H.J. Heinz Co. ...................................      1,748,950
      70,000   Kerry Group plc, Cl. A ...........................      2,049,748
       2,000   Meiji Seika Kaisha Ltd. ..........................          8,989
     105,000   PepsiAmericas Inc. ...............................      2,175,600
      17,000   Pernod-Ricard SA .................................      1,478,552
      14,000   Remy Cointreau SA ................................        653,950
      40,000   The Hershey Co. ..................................      1,581,600
      28,000   Wm. Wrigley Jr. Co. ..............................      2,223,200
       3,750   Wm. Wrigley Jr. Co., Cl. B .......................        296,250
                                                                    ------------
                                                                      37,429,118
                                                                    ------------
               HEALTH CARE -- 0.7%
      98,000   Advanced Medical Optics Inc.+ ....................      1,742,440
       4,000   Chemed Corp. .....................................        164,240
      12,000   Covidien Ltd. ....................................        645,120
      70,000   Pfizer Inc. ......................................      1,290,800
                                                                    ------------
                                                                       3,842,600
                                                                    ------------
               HOTELS AND GAMING -- 1.7%
      52,900   Dover Downs Gaming & Entertainment Inc. ..........        411,562
     177,000   Gaylord Entertainment Co.+ .......................      5,198,490
       4,000   Interval Leisure Group Inc.+ .....................         41,600
     352,941   Ladbrokes plc ....................................      1,170,237
      20,000   Las Vegas Sands Corp.+ ...........................        722,200
      70,000   MGM Mirage+ ......................................      1,995,000
                                                                    ------------
                                                                       9,539,089
                                                                    ------------
               MACHINERY -- 1.2%
      85,000   CNH Global NV ....................................      1,873,400
      69,000   Deere & Co. ......................................      3,415,500
      52,000   Zebra Technologies Corp., Cl. A+ .................      1,448,200
                                                                    ------------
                                                                       6,737,100
                                                                    ------------
               MANUFACTURED HOUSING -- 0.1%
      55,000   Champion Enterprises Inc.+ .......................        305,250
                                                                    ------------
               METALS AND MINING -- 6.7%
     456,000   Barrick Gold Corp. ...............................     16,753,440
       6,000   Freeport-McMoRan Copper & Gold Inc. ..............        341,100
     123,133   Kinross Gold Corp. ...............................      1,984,904
     469,000   Newmont Mining Corp. .............................     18,178,440
                                                                    ------------
                                                                      37,257,884
                                                                    ------------

               See accompanying notes to schedule of investments.

THE GABELLI VALUE FUND INC.
SCHEDULE OF INVESTMENTS (CONTINUED) -- SEPTEMBER 30,2008 (UNAUDITED)

                                                                       MARKET
   SHARES                                                               VALUE
------------                                                        ------------
               COMMON STOCKS (CONTINUED)
               PUBLISHING -- 3.6%
     130,000   Belo Corp., Cl. A ................................   $    774,800
     780,000   Media General Inc., Cl. A ........................      9,695,400
      65,000   Meredith Corp. ...................................      1,822,600
     590,000   News Corp., Cl. A ................................      7,074,100
      55,000   The E.W. Scripps Co., Cl. A ......................        388,850
                                                                    ------------
                                                                      19,755,750
                                                                    ------------
               REAL ESTATE -- 0.9%
     134,300   Griffin Land & Nurseries Inc. ....................      4,979,844
                                                                    ------------
               RETAIL -- 0.9%
      18,000   HSN Inc.+ ........................................        198,180
      50,000   Ingles Markets Inc., Cl. A .......................      1,141,500
     127,000   Safeway Inc. .....................................      3,012,440
      30,000   SUPERVALU Inc. ...................................        651,000
                                                                    ------------
                                                                       5,003,120
                                                                    ------------
               SPECIALTY CHEMICALS -- 1.4%
     200,000   Ferro Corp. ......................................      4,020,000
     100,000   Hercules Inc. ....................................      1,979,000
      16,000   International Flavors & Fragrances Inc. ..........        631,360
       3,500   Monsanto Co. .....................................        346,430
      10,000   Rohm & Haas Co. ..................................        700,000
      10,000   Sensient Technologies Corp. ......................        281,300
                                                                    ------------
                                                                       7,958,090
                                                                    ------------
               TELECOMMUNICATIONS -- 5.4%
     645,000   Cincinnati Bell Inc.+ ............................      1,993,050
     147,000   Qwest Communications International Inc. ..........        474,810
   1,330,000   Sprint Nextel Corp. ..............................      8,113,000
     404,000   Telephone & Data Systems Inc. ....................     14,443,000
     143,000   Telephone & Data Systems Inc., Special ...........      5,133,700
                                                                    ------------
                                                                      30,157,560
                                                                    ------------

                                                                       MARKET
   SHARES                                                               VALUE
------------                                                        ------------
               TRANSPORTATION -- 0.0%
      94,000   Grupo TMM SA, Cl. A, ADR+ ........................   $     83,660
                                                                    ------------
               WIRELESS COMMUNICATIONS -- 0.3%
      40,000   United States Cellular Corp.+ ....................      1,876,800
                                                                    ------------
               TOTAL COMMON STOCKS ..............................    554,101,797
                                                                    ------------
               WARRANTS -- 0.0%
               ENERGY AND UTILITIES -- 0.0%
      17,405   Mirant Corp., Ser. A, expire 01/03/11+ ...........         69,620
                                                                    ------------
               TOTAL INVESTMENTS -- 100.0%
                  (Cost $421,071,823) ...........................   $554,171,417
                                                                    ============
               Aggregate book cost ..............................   $421,071,823
                                                                    ============
               Gross unrealized appreciation ....................   $188,319,917
               Gross unrealized depreciation ....................    (55,220,323)
                                                                    ------------
               Net unrealized appreciation/(depreciation) .......   $133,099,594
                                                                    ============

----------

(a)  Security  fair valued  under  procedures   established  by  the  Board of
     Directors. The procedures may include reviewing available financial information about the company and reviewing the valuation of comparable securities and other factors on a regular basis. At September 30, 2008, the market value of the fair valued securities amounted to $241,245 or 0.04% of total investments.

+    Non-income producing security.

ADR American Depositary Receipt

               See accompanying notes to schedule of investments.

THE GABELLI VALUE FUND INC.
NOTES TO SCHEDULE OF INVESTMENTS (UNAUDITED)

SECURITY VALUATION. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market's official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the "Board") so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC, the Adviser.

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of 60 days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities' fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than 60 days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board.

On January 1, 2008, the Fund adopted Statement of Financial Accounting Standard No. 157, "Fair Value Measurements" ("SFAS 157") that clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value, and requires additional disclosures about the use of fair value measurements. The three levels of the fair value hierarchy under SFAS 157 are described below:

     -    Level 1 - quoted prices in active markets for identical securities;

     - Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

     - Level 3 - significant unobservable inputs (including the Fund's determinations as to the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used to value the Fund's net assets as of September 30, 2008 is as follows:

                                            INVESTMENTS IN
                                              SECURITIES
VALUATION INPUTS                            (MARKET VALUE)
----------------                            --------------
Level 1 - Quoted Prices                     $553,930,172
Level 3 - Significant Unobservable Inputs        241,245
                                            ------------
TOTAL                                       $554,171,417
                                            ============

THE GABELLI VALUE FUND INC.
NOTES TO SCHEDULE OF INVESTMENTS (CONTINUED) (UNAUDITED)

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determined fair value:

                                                   INVESTMENTS IN
                                                     SECURITIES
                                                   (MARKET VALUE)
                                                   --------------
BALANCE AS OF 12/31/07                              $241,246
Accrued discounts/(premiums)                              --
Realized gain/(loss)                                      --
Change in unrealized appreciation/(depreciation)         259
Net purchases/(sales)                                     --
Transfers in and/or out of Level 3                      (260)

                                                    --------
BALANCE AS OF 09/30/08                              $241,245
                                                    ========

In March 2008, the Financial Accounting Standards Board (the "FASB") issued Statement of Financial Accounting Standard No.161, "Disclosures about Derivative Instruments and Hedging Activities" ("SFAS 161") that is effective for fiscal years beginning after November 15, 2008. SFAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity's results of operations and financial position. Management is currently evaluating the implications of SFAS 161 on the Fund's financial statement disclosures.

                            GABELLI FAMILY OF FUNDS

VALUE

GABELLI ASSET FUND

Seeks to invest primarily in a diversified portfolio of common stocks selling at significant discounts to their private market value. The Fund's primary objective is growth of capital. (MULTICLASS)

                                        PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

GABELLI BLUE CHIP VALUE FUND

Seeks long term growth of capital through investment primarily in the common stocks of established companies which are temporarily out of favor. The fund's objective is to identify a catalyst or sequence of events that will return the company to a higher value. (MULTICLASS)

                                          PORTFOLIO MANAGER: BARBARA MARCIN, CFA

GAMCO WESTWOOD EQUITY FUND

Seeks to invest primarily in the common stock of well seasoned companies that have recently reported positive earnings surprises and are trading below Westwood's proprietary growth rate estimates. The Fund's primary objective is capital appreciation. (MULTICLASS)

                                               PORTFOLIO MANAGER: SUSAN M. BYRNE

FOCUSED VALUE

GABELLI VALUE FUND

Seeks to invest in securities of companies believed to be undervalued. The Fund's primary objective is long-term capital appreciation. (MULTICLASS)

                                        PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

SMALL CAP VALUE

GABELLI SMALL CAP FUND

Seeks to invest primarily in common stock of smaller companies (market capitalizations at the time of investment of $2 billion or less) believed to have rapid revenue and earnings growth potential. The Fund's primary objective is capital appreciation. (MULTICLASS)

                                        PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

GAMCO WESTWOOD SMALLCAP EQUITY FUND

Seeks to invest primarily in smaller capitalization equity securities - market caps of $2.5 billion or less. The Fund's primary objective is long-term capital appreciation. (MULTICLASS)

                                        PORTFOLIO MANAGER: NICHOLAS F. GALLUCCIO

GABELLI WOODLAND SMALL CAP VALUE FUND

Seeks to invest primarily in the common stocks of smaller companies (market capitalizations generally less than $3.0 billion) believed to be undervalued with shareholder oriented management teams that are employing strategies to grow the company's value. The Fund's primary objective is capital appreciation. (MULTICLASS)

                                      PORTFOLIO MANAGER: ELIZABETH M. LILLY, CFA

GROWTH

GAMCO GROWTH FUND

Seeks to invest primarily in large cap stocks believed to have favorable, yet undervalued, prospects for earnings growth. The Fund's primary objective is capital appreciation. (MULTICLASS)

                                          PORTFOLIO MANAGER: HOWARD F. WARD, CFA

GAMCO INTERNATIONAL GROWTH FUND

Seeks to invest in the equity securities of foreign issuers with long-term capital appreciation potential. The Fund offers investors global diversification. (MULTICLASS)

                                                 PORTFOLIO MANAGER: CAESAR BRYAN

AGGRESSIVE GROWTH

GAMCO GLOBAL GROWTH FUND

Seeks capital appreciation through a disciplined investment program focusing on the globalization and interactivity of the world's marketplace. The Fund invests in companies at the forefront of accelerated growth. The Fund's primary objective is capital appreciation. (MULTICLASS)

                                                                    TEAM MANAGED

MICRO-CAP

GAMCO WESTWOOD MIGHTY MITES(SM) FUND

Seeks to invest in micro-cap companies that have market capitalizations of $300 million or less. The Fund's primary objective is long-term capital appreciation. (MULTICLASS)

                                                                    TEAM MANAGED

EQUITY INCOME

GABELLI EQUITY INCOME FUND

Seeks to invest primarily in equity securities with above average market yields. The Fund pays monthly dividends and seeks a high level of total return with an emphasis on income. (MULTICLASS)

                                        PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

GAMCO WESTWOOD BALANCED FUND

Seeks to invest in a balanced and diversified portfolio of stocks and bonds. The Fund's primary objective is both capital appreciation and current income. (MULTICLASS)

                         CO-PORTFOLIO MANAGERS: SUSAN M. BYRNE MARK FREEMAN, CFA

GAMCO WESTWOOD INCOME FUND

Seeks to provide a high level of current income as well as long-term capital appreciation by investing in income producing equity and fixed income securities. (MULTICLASS)

                                          PORTFOLIO MANAGER: BARBARA MARCIN, CFA

SPECIALTY EQUITY

GAMCO GLOBAL CONVERTIBLE SECURITIES FUND

Seeks to invest principally in bonds and preferred stocks which are convertible into common stock of foreign and domestic companies. The Fund's primary objective is total return through a combination of current income and capital appreciation. (MULTICLASS)

                                                                    TEAM MANAGED

GAMCO GLOBAL OPPORTUNITY FUND

Seeks to invest in common stock of companies which have rapid growth in revenues and earnings and potential for above average capital appreciation or are undervalued. The Fund's primary objective is capital appreciation. (MULTICLASS)

                                                                    TEAM MANAGED

GABELLI SRI FUND

Seeks to invest in common and preferred stocks of companies that meet the Fund's guidelines for social responsibility at the time of investment, looking to avoid companies in tobacco, alcohol, and gaming, defense/weapons contractors, and manufacturers of abortifacients. The Fund's primary objective is capital appreciation. (MULTICLASS)

                                     PORTFOLIO MANAGER: CHRISTOPHER C. DESMARAIS

SECTOR

GAMCO GLOBAL TELECOMMUNICATIONS FUND

Seeks to invest in telecommunications companies throughout the world - targeting undervalued companies with strong earnings and cash flow dynamics. The Fund's primary objective is capital appreciation. (MULTICLASS)

                                                                    TEAM MANAGED

GAMCO GOLD FUND

Seeks to invest in a global portfolio of equity securities of gold mining and related companies. The Fund's objective is long-term capital appreciation. Investment in gold stocks is considered speculative and is affected by a variety of worldwide economic, financial, and political factors. (MULTICLASS)

                                                 PORTFOLIO MANAGER: CAESAR BRYAN

GABELLI UTILITIES FUND

Seeks to provide a high level of total return through a combination of capital appreciation and current income. (MULTICLASS)

                                                                    TEAM MANAGED

MERGER AND ARBITRAGE

GABELLI ABC FUND

Seeks to invest in securities with attractive opportunities for appreciation or investment income. The Fund's primary objective is total return in various market conditions without excessive risk of capital loss. (NO-LOAD)

                                        PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

GABELLI ENTERPRISE MERGERS AND ACQUISITIONS FUND

Seeks to invest in securities believed to be likely acquisition targets within 12-18 months or in arbitrage transactions of publicly announced mergers or other corporate reorganizations. The Fund's primary objective is capital appreciation. (MULTICLASS)

                                        PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

CONTRARIAN

GAMCO MATHERS FUND

Seeks long-term capital appreciation in various market conditions without excessive risk of capital loss. (NO-LOAD)

                                        PORTFOLIO MANAGER: HENRY VAN DER EB, CFA

COMSTOCK CAPITAL VALUE FUND

Seeks capital appreciation and current income. The Fund may use either long or short positions to achieve its objective. (MULTICLASS)

                                           PORTFOLIO MANAGER: MARTIN WEINER, CFA

COMSTOCK STRATEGY FUND

The Fund emphasizes investments in debt securities, which maximize total return in light of credit risk, interest rate risk, and the risk associated with the length of maturity of debt instruments. (MULTICLASS)

                                           PORTFOLIO MANAGER: MARTIN WEINER, CFA

FIXED INCOME

GAMCO WESTWOOD INTERMEDIATE BOND FUND

Seeks to invest in a diversified portfolio of bonds with various maturities. The Fund's primary objective is total return. (MULTICLASS)

                                            PORTFOLIO MANAGER: MARK FREEMAN, CFA

CASH MANAGEMENT-MONEY MARKET

GABELLI U.S. TREASURY MONEY MARKET FUND

Seeks to invest exclusively in short-term U.S. Treasury securities. The Fund's primary objective is to provide high current income consistent with the preservation of principal and liquidity. (NO-LOAD)

                         CO-PORTFOLIO MANAGERS: JUDITH A. RANERI RONALD S. EAKER

AN INVESTMENT IN THE ABOVE MONEY MARKET FUND IS NEITHER INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

THE FUNDS MAY INVEST IN FOREIGN SECURITIES WHICH INVOLVE RISKS NOT ORDINARILY ASSOCIATED WITH INVESTMENTS IN DOMESTIC ISSUES, INCLUDING CURRENCY FLUCTUATION, ECONOMIC, AND POLITICAL RISKS.

TO RECEIVE A PROSPECTUS, CALL 800-GABELLI (422-3554). INVESTORS SHOULD CAREFULLY
  CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE FUND BEFORE INVESTING. THE PROSPECTUS CONTAINS MORE INFORMATION ABOUT THIS AND OTHER
             MATTERS AND SHOULD BE READ CAREFULLY BEFORE INVESTING.

                                   (GRAPHIC)

THE GABELLI VALUE FUND INC.

                                                            THIRD QUARTER REPORT
                                                              SEPTEMBER 30, 2008

                           THE GABELLI VALUE FUND INC.
                              One Corporate Center
                            Rye, New York 10580-1422
                                   800-GABELLI
                                  800-422-3554
                                FAX: 914-921-5118
                            WEBSITE: www.gabelli.com
                            E-MAIL: info@gabelli.com
                  Net Asset Value per share available daily by
                       calling 800-GABELLI after 6:00 P.M.

                               BOARD OF DIRECTORS

Mario J. Gabelli, CFA
CHAIRMAN AND CHIEF EXECUTIVE OFFICER
GAMCO INVESTORS, INC.

Anthony J. Colavita
ATTORNEY-AT-LAW
ANTHONY J. COLAVITA, P.C.

Robert J. Morrissey
ATTORNEY-AT-LAW
MORRISSEY, HAWKINS & LYNCH

Anthony R. Pustorino
CERTIFIED PUBLIC ACCOUNTANT,
PROFESSOR EMERITUS
PACE UNIVERSITY

Werner J. Roeder, MD
MEDICAL DIRECTOR
LAWRENCE HOSPITAL

                                    OFFICERS

Bruce N. Alpert
PRESIDENT AND SECRETARY

Agnes Mullady
TREASURER

Peter D. Goldstein
CHIEF COMPLIANCE OFFICER

                                    CUSTODIAN
                           The Bank of New York Mellon

                  TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
                       State Street Bank and Trust Company

                                  LEGAL COUNSEL
                          Willkie Farr & Gallagher LLP

                                   DISTRIBUTOR
                             Gabelli & Company, Inc.

This report is submitted for the general information of the shareholders of The Gabelli Value Fund Inc. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB409Q308SR

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Gabelli Value Fund Inc.
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer


Date                                November 24, 2008
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer


Date                                November 24, 2008
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Agnes Mullady
                         -------------------------------------------------------
                           Agnes Mullady,
                           Principal Financial Officer and Treasurer


Date                                November 24, 2008
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.